Commitments And Contingencies (Additional Information) (Detail) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Nov. 20, 2013	Nov. 19, 2013	Jul. 18, 2011	Aug. 31, 2013
Commitments and Contingencies Disclosure [Line Items]
Loss Contingency, Settlement Agreement, Terms	Pursuant to the Omniglow Settlement Agreement, CTI agreed to either pay the full settlement amount of approximately $4.5 million or satisfy the settlement amount as follows: (i) an initial payment of $250,000, (ii) transfer the 625,139 Escrowed Shares, (iii) payment of $1.0 million in cash within 21 days from the execution of the Omniglow Settlement Agreement and (iv) additional payments in cash and/or through cooperative marketing credits of $1.9 million if paid within 18 months from the date of the Omniglow Settlement Agreement, or of approximately $2.4 million if paid within 27 months from the date of the Omniglow Settlement Agreement.
Future Minimum Lease Payments, Required Per Month						$ 24,000
Payments for Legal Settlements	1,465,000	275,000
Escrow Shares Fair Value		625,139
Loss Contingency Accrual, Beginning Balance	2,700,000
Promissory Note [Member]
Commitments and Contingencies Disclosure [Line Items]
Repayments of Debt	215,000
Mr.Colon [Member]
Commitments and Contingencies Disclosure [Line Items]
Payments for Legal Settlements			275,000
Mr.Colon [Member] | Promissory Note [Member]
Commitments and Contingencies Disclosure [Line Items]
Litigation Settlement, Amount				1,075,000
Mr.Colon [Member] | Five Year Annal Installments [Member]
Commitments and Contingencies Disclosure [Line Items]
Litigation Settlement, Amount				215,000
Omniglow [Member]
Commitments and Contingencies Disclosure [Line Items]
Loss Contingency, Damages Awarded, Value					2,600,000
Prejudgment Interest Rate					12.00%
Loss contingency damages awarded accrued interest					1,300,000
Omniglow [Member] | Attorney Fees and Costs [Member]
Commitments and Contingencies Disclosure [Line Items]
Loss Contingency, Damages Awarded, Value					235,000
Prejudgment Interest Rate					12.00%
Newmark Knight and Frank [Member]
Commitments and Contingencies Disclosure [Line Items]
Future Minimum Lease Payments, Required Per Month	30,000
Operating Leases [Member]
Commitments and Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense	$ 756,000	$ 638,000